Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 1,679,125	$ (192,639,050)
Adjustments to reconcile net income (loss) to net cash and cash equivalents used in operating activities:
Interest earned on marketable securities held in Trust Account	(140,370)	(1,107,693)
Change in fair value of warrant liability	201,125	187,336,250
Changes in operating assets and liabilities:
Prepaid expenses		(73,333)
Accounts payable and accrued expenses	90,753	5,002,846
Income taxes payable	17,500	172,908
Allocation of warrant liability cost	518,591
Unrealized gain on sale of private placement warrants	(2,367,750)
Net cash and cash equivalents used in operating activities	(1,026)	(1,308,072)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(258,750,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		132,891
Net cash and cash equivalents provided by (used in) investing activities	(258,750,000)	132,891
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	27,500
Proceeds from sale of Units, net of underwriting discounts paid	253,575,000
Proceeds from sale of Placement Warrants	7,175,000
Proceeds from promissory note - related party	156,000
Repayment of promissory note - related party	(181,000)
Payment of offering costs	(415,144)	(40,000)
Net cash and cash equivalents (used in) provided by financing activities	260,337,356	(40,000)
Net Change in Cash and Cash Equivalents	1,586,330	(1,215,181)
Cash and Cash Equivalents - Beginning		1,586,330
Cash and Cash Equivalents - Ending	1,586,330	371,149
Supplemental cash flow information:
Cash paid for income taxes		29,924
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption		258,890,370
Change in value of Class A common stock subject to possible redemption	258,890,370	$ (974,802)
Offering costs included in accrued offering costs	40,000
Payment of offering costs through promissory notes - related party	$ 25,000